General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Employee costs	$ 18,343	$ 16,079	$ 24,051
Share-based compensation	760	3,032	5,486
Amortization of long-term employee benefits	2,332	684
Other expenses	13,572	23,518	17,712
Total	$ 35,007	$ 43,313	$ 47,249